Property, Plant and Equipment	12 Months Ended
Sep. 27, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
At the end of fiscal 2013 and 2012, property, plant and equipment at cost and accumulated depreciation were:

(Dollars in Millions)	2013	2012
Land	$77	$138
Buildings and related improvements	1,306	1,512
Machinery and equipment	2,793	3,655
Construction in progress	371	475
Accumulated depreciation	(2,535)	(2,908)
Property, plant and equipment, net	$2,012	$2,872

The amounts above include buildings and machinery and equipment under capital lease of $11 million and $67 million at September 27, 2013 and September 28, 2012. Accumulated amortization of capitalized lease assets was $3 million and $55 million at the end of fiscal 2013 and 2012, respectively. In addition, machinery and equipment includes capitalized software costs of $396 million and $454 million at September 27, 2013 and September 28, 2012, respectively. Accumulated amortization of capitalized software was $237 million and $292 million at the end of fiscal 2013 and 2012, respectively.
Depreciation expense from continuing operations, including amounts related to capitalized leased assets and demonstration equipment, was $319 million, $305 million and $304 million in fiscal 2013, 2012 and 2011, respectively. Demonstration equipment is included in other assets on the consolidated balance sheets.